Assets Held for Sale	12 Months Ended
Dec. 29, 2013
Assets Held for Sale

(18) Assets Held for Sale

As of December 29, 2013 and December 30, 2012, the Company intended to dispose of various assets which are classified as held for sale on the consolidated balance sheet in accordance with ASC 360. The following table summarizes the major classes of assets and liabilities held for sale at December 29, 2013 and December 30, 2012:

	Successor Company	Predecessor Company
	December 29, 2013	December 30, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$623	$474

Total long-term assets held for sale	$623	$474

These assets are real property and no publication related assets are included. The carrying value and fair value of the assets were insignificant as of December 29, 2013 and December 30, 2012.

During the year ended December 30, 2012 the Company recorded an impairment charge in the amount of $2,128 related to property, plant and equipment and certain intangible assets which were classified as held for sale, refer to Note 19 for fair value measurement discussion. No such impairment charges were recorded during the year ended December 29, 2013.